STOCKHOLDERS' EQUITY (Details Textual) - USD ($)									1 Months Ended																		2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 07, 2019	Apr. 12, 2018	Mar. 09, 2018	Jan. 09, 2018	Aug. 10, 2017	Jul. 10, 2017	Apr. 11, 2017	Mar. 10, 2017	Feb. 28, 2019	Jan. 31, 2019	Oct. 31, 2018	Aug. 31, 2018	Aug. 01, 2018	Jun. 30, 2018	May 31, 2018	Apr. 17, 2018	Mar. 27, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Jun. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	Jan. 31, 2017	Jan. 22, 2017	Jan. 17, 2017	Feb. 28, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 26, 2018	Aug. 23, 2018	May 02, 2017	Nov. 30, 2015
Class of Stock [Line Items]
Common Stock, Shares, Issued																		6,467,066										7,623,227		7,579,995	6,467,066
Common Stock, Shares, Outstanding																		6,467,066										7,623,227		7,579,995	6,467,066
Granted (in shares)	28,700		60,390	298,914		50,000									7,050													258,392
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 1.75					$ 6.25						$ 2.50					$ 6.25		$ 2.50
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 6.45
Risk-free interest rate (as a percent)																														175.56%	169.46%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The options to purchase shares of common stock are exercisable at $10.55 per share, have a term of five years, and vest as to 50% of the options at the vesting commencement date, which is generally one year from the date of hire (vesting commencement dates range from June 4, 2019 through January 25, 2020), and vesting as to the remaining 50% of the options, in eight equal quarterly installments commencing on the first day of each calendar quarter following the vesting commencement date and installments continuing on the first day of each of the seven calendar quarters thereafter. All vesting is subject to the employee’s continued service through the vesting date. The exercise price was determined using the closing price of the Company’s common stock on February 7, 2019.		The options are exercisable at $6.45 per share for five years with (i) 37,890 options vesting 50% over the first year on the first day of each month beginning January 1, 2018 through December 1, 2018, 25% vesting over the year on the first day of each month from January 1, 2019 through December 1, 2019 and 25% vesting over the year on the first day of each month beginning January 1, 2020 through December 1, 2020; (ii) 12,500 options vesting 50% on January 1, 2018, 50% vesting over the year on each month beginning on January 1, 2019 for 24 months; and (iii) 10,000 options fully vesting on January 1, 2018. The exercise price was determined using the 10-day average closing price beginning with the closing price on January 9, 2018. The value on the grant date of the options was $298,914.			40,000 options vested immediately and 10,000 options vest 50% after approximately nine months, with an additional 4.17% vesting every month thereafter.									The options are exercisable at $5.30 per share for five years with 50% of options vesting upon one-year employee anniversary and 50% vesting at a rate of 1/24 per month thereafter.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																														92,174	106,235
Restricted Stock or Unit Expense																												$ 376,626	$ 220,864	$ 372,537	$ 418,832
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																												$ 111,596		$ 488,223
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																														188,008
Adjustments to Additional Paid in Capital, Stock Split													$ 1,795
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						40,000			17,733									854,133	325,000								17,733				854,133				85,719	40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period										20,000																	11,837
Stock Issued During Period Shares Conversion Of Preferred Stock																				128,161
Conversion of Stock, Shares Converted													186,994,384
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value		$ 2,000													$ 33,130
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 6,000
Stockholders' Equity Note, Stock Split													1 share for every 25 shares
Common Stock, Shares Authorized													50,000,000					50,000,000										50,000,000		50,000,000	50,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price		$ 6.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		29,694																												1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																		1,003,836										880,585		997,989	1,003,836
Conversion of Stock, Shares Issued												1,000,000	7,479,775
Stock Issued During Period, Shares, New Issues												1,000,000
Proceeds from Issuance of Common Stock												$ 5,609,215																		$ 5,609,215	$ 1,550,000
Common Stock, Par or Stated Value Per Share																		$ 0.00001										$ 0.00001		$ 0.00001	$ 0.00001
Debt Conversion, Converted Instrument, Shares Issued																		453,869	483,631
Debt Conversion, Converted Instrument, Amount																														$ 225,687	$ 865,336
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							50.00%
Reversal Of Share Based Compensation Expense																														102,083
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost																															$ 7,782
Stock Issued During Period Shares Stock Warrants Exercised									1,395	10,000																	11,395				120,000
Stock Issued During Period, Value, Issued for Services																															$ 25,001
Proceeds from Warrant Exercises																											$ 23,450				210,000
Preferred Stock, Liquidation Preference, Value																												$ 1,255,685		$ 1,242,740
Preferred Stock, Liquidation Preference Per Share																												$ 10		$ 10
Proceeds from Stock Options Exercised										$ 19,000																		$ 42,450	0
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.50															$ 2.50		6.25
Allocated Share-based Compensation Expense																														$ 110,600	$ 109,509
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		1,919,906												1,781,715	1,919,906
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding																		6,667													6,667
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																														127,525
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																														20,000
Stock Issued During Period Shares Conversion Of Preferred Stock																														13,204	128,161
Stock Issued During Period Shares For Exercise Of Warrants On Cahsless Basis																														5,842	793,317
Stock Issued During Period, Shares, New Issues																														1,000,000	442,857
Stock Issued During Period Value Warrants Exercised																															1,550,000
Common Stock, Par or Stated Value Per Share																		$ 3.50													$ 3.50
Stock Issued During Period, Value, Issued for Services																															$ 0
Proceeds from Warrant Exercises																														$ 10,250
Proceeds From Exercise Option Of Common Stock																														$ 20,500
Stock issued During the Period Cashless Exercise of Options																														3,701
Class Of Options Number Of Securities Called By Warrants Or Rights																														12,173
Stock Issued During Period Shares For Exercise Of Warrants																														10,000	120,000
Previously Reported [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized													250,000,000
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 2.50														$ 2.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																														89,990			89,990
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants																			$ 325,000
Debt Conversion, Converted Instrument, Shares Issued											60,182								61,212
Debt Conversion, Converted Instrument, Amount											$ 225,687							$ 762,500	$ 102,836
Salary and Wage, Excluding Cost of Good and Service Sold																																$ 14,583
Employee Stock Option [Member]
Class of Stock [Line Items]
Expected dividend yield (as a percent)																												0.00%		0.00%
Allocated Share-based Compensation Expense																												$ 72,274	145,046	$ 342,384	$ 1,236,863
Deferred Compensation Liability, Current and Noncurrent																												293,475		$ 111,027
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grant Date Fair Value																	$ 38,334
Options Granted On January 2017 [Member]
Class of Stock [Line Items]
Granted (in shares)																										4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																										$ 3.975
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value																										$ 11,119
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																										Jan. 17, 2022
Options Granted On January 2017 [Member] | Share-based Compensation Award, Tranche One [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																										50.00%
Options Granted On January 2017 [Member] | Share-based Compensation Award, Tranche Two [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																										2.08%
Accredited Investors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 3.00
WarrantsTo Purchase Common Stock Shares																								10,000
Class Of Warrant Or Right Grant Date Fair Value																								$ 29,433
Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 4.475		$ 2.50		$ 6.25
Expected term																															3 years
Expected volatility (as a percent)																		175.64%
Risk-free interest rate (as a percent)																															1.48%
Expected dividend yield (as a percent)																															0.00%
Allocated Share-based Compensation Expense																												$ 0	$ 1,393
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																127,525												0		303,234	366,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																				33,785										$ 5.14	$ 2.50
Share Based Compensation Arrangement By Share Based Payment Award Equity Instrument Other Than OptionsGrants In Period Grant Date Fair Value																														$ 109,207
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercises In Period Weighted Average Grant Date Fair Value																				$ 10,000									$ 2.31	$ 5.87	$ 0.75
Stock Issued During Period Value Warrants Exercised																						20,000
Stock Issued During Period Shares Warrants Exercised					1,600
Stock Issued During Period Shares Stock Warrants Exercised																								1,600
Warrant [Member] | Alexandre Zyngier [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																		$ 2.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																		20,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																	20,000 of such RSUs began vesting May 1, 2018 and will vest each calendar month at a rate of 1,667 RSUs per month, whereby the RSUs would vest provided that services are not terminated by the Company or the grantee.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					53,000																								0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																	18,333											167,007
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grant Date Fair Value																	$ 247,250
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value																														$ 460,332
Stock Issued During Period, Shares, Restricted Stock Award, Gross					16,092																				10,543
Stock Issued During Period, Value, Restricted Stock Award, Gross																					$ 43,486
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost					$ 26,515
Restricted Stock Units (RSUs) [Member] | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Restricted Stock Award, Gross																							$ 66,379
Options Granted On March2017 [Member]
Class of Stock [Line Items]
Granted (in shares)								4,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 3.625
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value								$ 12,541
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date								Mar. 10, 2022
Options Granted On March2017 [Member] | Share-based Compensation Award, Tranche One [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								50.00%
Options Granted On March2017 [Member] | Share-based Compensation Award, Tranche Two [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage								2.08%
Performance Options [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage																															100.00%
Performance Shares [Member]
Class of Stock [Line Items]
Expected term																															1 year 6 months 7 days
Expected volatility (as a percent)																															163.87%
Risk-free interest rate (as a percent)																															1.76%
Expected dividend yield (as a percent)																															0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																															220,000
Reversal Of Share Based Compensation Expense																															$ 58,830
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																															$ 737,825
Maximum
Class of Stock [Line Items]
Expected term																														5 years
Expected volatility (as a percent)																														162.35%
Risk-free interest rate (as a percent)																														2.96%
Maximum | Employee Stock Option [Member]
Class of Stock [Line Items]
Expected term																												3 years 6 months		3 years 6 months
Expected volatility (as a percent)																												292.28%		163.85%
Risk-free interest rate (as a percent)																												2.48%		2.65%	1.66%
Minimum
Class of Stock [Line Items]
Expected term																														29 days
Expected volatility (as a percent)																														159.77%
Risk-free interest rate (as a percent)																														1.68%
Minimum | Employee Stock Option [Member]
Class of Stock [Line Items]
Expected term																												3 years 3 months		2 years 6 months
Expected volatility (as a percent)																												281.65%		160.87%
Risk-free interest rate (as a percent)																												2.46%		2.45%	1.42%
Board of Directors Chairman [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 26,600
Director [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross					24,104
Director [Member] | Alexandre Zyngier [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																														$ 11,280
Director [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																														$ 53,840
Stock Issued During Period, Shares, Restricted Stock Award, Gross					26,000																									20,000
ernest purcell [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 16,600
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Redemption Price (in dollars per share)																		$ 4.385										$ 4.385		$ 4.385	$ 4.385
Preferred Stock, Dividend Rate, Percentage																												5.00%		5.00%
Dividends, Preferred Stock, Stock																												$ 12,945		$ 53,740
Common Stock Dividends, Shares																												2,952		12,256
Preferred stock unpaid dividend equivalent common stock, Shares																												46,906		43,954	33,505
Dividends Payable																		$ 146,918										$ 205,685		$ 192,740	$ 146,918
Stock Issued During Period Shares Conversion Of Preferred Stock														13,204
Conversion of Stock, Shares Converted														5,000						50,000
Preferred Stock, Shares Outstanding																		110,000										105,000		105,000	110,000
Preferred Stock, Shares Issued																		110,000										105,000		105,000	110,000
Preferred Stock Issue Per Share																												$ 10		$ 10